Debt - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 06, 2023 USD ($) shares	Sep. 17, 2021 USD ($)	Apr. 08, 2021 USD ($)	Feb. 10, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Apr. 15, 2019 USD ($)
Debt Instrument [Line Items]
Treasury stock reissued (in shares) | shares				772,423,000,000
Shares issued price per share (in dollars per share) | $ / shares				$ 32.43
Treasury stock acquired average cost per share (in dollars per share) | $ / shares				$ 3.37
Loss on debt extinguishment					$ 635	$ 0	$ 11,916
Conversion of shares converted (in shares) | shares	497,376					3,700,272	4,732,132
Liability, debt					377,647
Issuance costs					7,353
Interest					8,000
Convertible Debt
Debt Instrument [Line Items]
Liability, debt						$ 389,192	$ 385,000
Issuance costs						9,558
2024 Notes
Debt Instrument [Line Items]
Implied estimated effective rate								10.20%
2024 Notes | Convertible Debt
Debt Instrument [Line Items]
Principal amount of notes outstanding								$ 80,000
Stated interest rate								4.50%
Common stock to repurchased				$ 66,300
Debt settlement amount				59,000
Settlement of equity component				30,800
Debt instrument pay off accrued interest				1,000
Loss on debt extinguishment	$ 600			8,100
Aggregate principal amount converted	$ 13,750
Liability, debt						13,493		$ 62,400
Equity component of notes								17,600
Issuance costs						257		4,900
Issuance costs, debt component								3,800
Issuance cost, equity component								$ 1,100
2026 Notes | Convertible Debt
Debt Instrument [Line Items]
Principal amount of notes outstanding				$ 120,000
Stated interest rate		1.50%		2.875%
Implied estimated effective rate				7.30%
Conversion ratio				0.0232722
Liability, debt				$ 93,800	118,189	117,489
Equity component of notes		$ 65,800		26,200
Issuance costs				4,200	1,811	2,511
Issuance costs, debt component				3,300
Issuance cost, equity component				$ 900
Income tax benefit, equity transaction							4,400
Release of valuation allowance classified with in stockholders' equity							4,400
2027 Notes
Debt Instrument [Line Items]
Issuance cost, equity component							$ 2,100
2027 Notes | Convertible Debt
Debt Instrument [Line Items]
Principal amount of notes outstanding		$ 265,000
Implied estimated effective rate		6.50%
Conversion ratio		0.012987
Liability, debt		$ 199,200			259,458	258,210
Equity component of notes		8,300
Issuance costs					$ 5,542	6,790
Issuance costs, debt component		6,200
Issuance cost, equity component		2,100
Income tax benefit, equity transaction						15,600
Release of valuation allowance classified with in stockholders' equity						14,900
Owl Rock Term Loan | Credit Facility
Debt Instrument [Line Items]
Principal amount of notes outstanding		180,000	$ 180,000
Debt instrument pay off accrued interest		1,800
Loss on debt extinguishment						$ 11,900
Issuance costs			$ 9,300
Issuance discount rate			2000000.00%
Proceeds from issuance of debt			$ 170,700
Proceeds from exercise of stock options		$ 3,600